Loans and Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Borrowing costs [abstract]
Schedule of Non-Current and Current Liabilities

	As of
	March 31, 2022	December 31, 2021
	$’000	$’000
Non-current liabilities
Loan notes	300,000	200,000
Unamortized fair value adjustment, discount, and debt issuance costs	(37,858)	(31,399)
	262,142	168,601

Current liabilities
Other	—	185
	—	185

	As of
	March 31, 2022	December 31, 2021
	$’000	$’000
Non-current liabilities
Loan notes	300,000	200,000
Unamortized fair value adjustment, discount, and debt issuance costs	(37,858)	(31,399)
	262,142	168,601

Current liabilities
Other	—	185
	—	185

Disclosure of Changes in Loans and Borrowings from Financing Activities

		Other	Total Loans
	AlbaCore	Loans and	and
	Notes	Borrowings	Borrowings
	$’000	$’000	$’000
Balance at January 1, 2022	168,601	185	168,786
Changes from financing cash flows
Proceeds from issuance of notes and warrants	100,000	—	100,000
Payment of debt issuance costs	(4,000)	—	(4,000)
Total changes from financing cash flows	96,000	—	96,000
Other changes
Fair value of warrants issued	(3,418)	—	(3,418)
Unpaid debt issuance costs	(257)	—	(257)
Amortization of fair value adjustment, discount, and debt issuance costs	1,202	—	1,202
Other loans and borrowings activity, net	—	(171)	(171)
Total other changes	(2,473)	(171)	(2,644)
Balance at March 31, 2022	262,128	14	262,142

					Other	Total Loans
	Albacore	VNV Loan	Unsecured	Convertible	Loans and	and
	Notes	Notes	Bonds	Loan Notes	Borrowings	Borrowings
	$’000	$’000	$’000	$’000	$’000	$’000
Balance at January 1, 2020	—	—	—	—	—	—
Changes from financing cash flows
Proceeds from issuance of notes and warrants	—	—	—	100,000	357	100,357
Total changes from financing cash flows	—	—	—	100,000	357	100,357
Other changes
Convertible loan notes converted	—	—	—	(30,000)	—	(30,000)
Total other changes	—	—	—	(30,000)	—	(30,000)
Balance at December 31, 2020	—	—	—	70,000	357	70,357
Balance at January 1, 2021	—	—	—	70,000	357	70,357
Changes from financing cash flows
Proceeds from issuance of notes and warrants	191,000	15,000	64,563	—	—	270,563
Payment of debt issuance costs	(3,429)	—	(1,375)	—	—	(4,804)
Repayment of cash loan	—	(7,000)	(75,000)	—	—	(82,000)
Total changes from financing cash flows	187,571	8,000	(11,812)	—	—	183,759
Other changes
Fair value of warrants issued	(16,930)	—	—	—	—	(16,930)
Unpaid debt issuance costs	(2,801)	—	(171)	—	—	(2,972)
Amortization of fair value adjustment, discount, and debt issuance costs	761	—	3,983	—	—	4,744
Convertible loan notes converted	—	—	—	(70,000)	—	(70,000)
Non-cash conversion of loan notes to bonds	—	(8,000)	8,000	—	—	—
Other loans and borrowings activity, net	—	—	—	—	(172)	(172)
Total other changes	(18,970)	(8,000)	11,812	(70,000)	(172)	(85,330)
Balance at December 31, 2021	168,601	—	—	—	185	168,786